RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Relationship and Nature of Related Party Transactions [Table Text Block]
The relationship and the nature of related party transactions are summarized as follows:

Name of Related Party	Relationship to the Company	Nature of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited (“VPMCO”)	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital Advances

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited, or VPMCO	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital Advances

Schedule of Related Party Transactions [Table Text Block]
a.	Accounts receivable – related party:

Accounts receivable from related party represents amounts owed to us by FGIL for sales to end customers made during the transition period of the support arrangement, as described below (see a. Sales to related party) and consisted of the following:

	As of September 30, 2017	As of March 31, 2017
FGIL	$6,107,017	$2,343,892

b.	Other receivables – related party:

	As of September 30, 2017	As of March 31, 2017
WCL	$-	$336,746

c.	Due from shareholders:

	As of September 30, 2017	As of March 31, 2017
Two individual shareholders	$-	$353,175
Merlotte Enterprise Limited	-	339,325
	$-	$692,500

Before August 2016, the Company sold merchandise to end customers through FGIL during the ordinary course of business. The sales made to FGIL consists of the following:

	For the three months ended September 30,
	2017	2016
FGIL	$-	$4,950,759

	For the six months ended September 30,
	2017	2016
FGIL	$-	$23,420,657

Before August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

	For the three months ended September 30,
	2017	2016
VPMCO	$-	$666,481
FGIL	-	133,287
	$-	$799,768

	For the six months ended September 30,
	2017	2016
VPMCO	$-	$5,161,133
FGIL	-	919,459
	$-	$6,080,592

a.	Accounts receivable – related party:

Accounts receivable from related party in connection with the collection of accounts receivable from end-customers on behalf of the Company due to the support arrangement during the transition period as described below (see a. Sales to related party) consisted of the following:

	As of March 31, 2017	As of March 31, 2016
FGIL	$2,343,892	$-

b.	Other receivable – related party:

	As of March 31, 2017	As of March 31, 2016
WCL	$336,746	$-

c.	Due from shareholders:

	As of March 31, 2017	As of March 31, 2016
Two individual shareholders	$353,175	$-
Merlotte Enterprise Limited	339,325	-
	$692,500	$-

d.	Accounts payable – related party:

Accounts payable to related party in connection with purchase transactions consisted of the following:

	As of March 31, 2017	As of March 31, 2016
FGIL	$-	$5,882,673

e.	Due to related parties:

Amounts due to related parties for working capital advances consisted of the followings:

	As of March 31, 2017	As of March 31, 2016
FGH	$-	$309,276
Jiangmen V-Apparel Manufacturing Ltd.	-	37,209
	$-	$346,485

Before August 2016, the Company sold merchandise to end-customers through its affiliate during the ordinary course of business. The sales made to related party consists of the following:

	For the years ended March 31,
	2017	2016
FGIL	$23,350,919	$50,195,342

Before August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

	For the years ended March 31,
	2017	2016
VPMCO	$5,161,134	$20,350,780
FGIL	919,459	6,010,149
	$6,061,202	$26,360,929